Cash Surrender Value - Life Insurance (FY)	12 Months Ended
Dec. 31, 2019
Insurance [Abstract]
Cash Surrender Value - Life Insurance
6.	CASH SURRENDER VALUE - LIFE INSURANCE

The Company has purchased life insurance contracts on key employees as an investment. During 2019 the cash surrender value was settled for cash resulting a $0 balance as of December 31, 2019. Previously, the cash surrender value of these contracts was $224,530 as of December 31, 2018.